Note 6 - Operating Segment Reporting	12 Months Ended
Dec. 31, 2019
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

6. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

During 2019, the reporting structure of the BBVA Group’s business areas differs from the one presented at the end of the year 2018, as a result of the integration of the Non-Core Real Estate business area into Banking Activity in Spain, which has been renamed “Spain”. Additionally, balance sheet intra-group adjustments between Corporate Center and the operating segments have been reallocated to the corresponding operating segments. In addition, certain expenses related to global projects and activities have been reallocated between the Corporate Center and the corresponding operating segments. In order to make the 2019 information comparable as required by IFRS 8 “Information by business segments”, figures as of December 31, 2018 and 2017 have been restated in conformity with the new segment reporting structure. The BBVA Group's operating segments are summarized below:

•Spain

Includes mainly the banking and insurance business that the Group carries out in Spain.

•The United States

Includes the financial business activity of BBVA USA in the country and the activity of the branch of BBVA, S.A., in New York.

•Mexico

Includes banking and insurance businesses in this country as well as the activity of its branch in Houston.

•Turkey

Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.

•South America

Primarily includes the Group´s banking and insurance businesses in the region. In relation to the sale of BBVA Paraguay, the closing is expected to take place during the first quarter of 2020 (see Note 3).

•Rest of Eurasia

Includes the banking business activity carried out by the Group in Europe and Asia, excluding Spain.

Lastly, Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function; management of structural exchange rate positions; some equity instruments issuances to support an adequate management of the Group's global solvency. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings, certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets.

The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2019, 2018 and 2017, is as follows:

Total assets by operating segments (Millions of Euros)
	2019	2018 (1)	2017 (1)
Spain	365,374	354,901	350,520
The United States	88,529	82,057	75,775
Mexico	109,079	97,432	90,214
Turkey	64,416	66,250	78,789
South America	54,996	54,373	75,320
Rest of Eurasia	23,248	18,834	17,265
Subtotal assets by Operating Segments	705,641	673,848	687,884
Corporate Center and adjustments	(6,951)	2,841	2,175
Total assets BBVA Group	698,690	676,689	690,059

(1) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3).

The following table sets forth certain summarized information relating to the income of each operating segment and Corporate Center for the years ended December 31, 2019, 2018 and 2017 and reconciles the income statement of the various operating segments to the consolidated income statement of the Group:

		BBVA Group	Spain	The United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center
2019	Notes
Net interest income		18,202	3,645	2,395	6,209	2,814	3,196	175	(233)
Gross income		24,542	5,734	3,223	8,029	3,590	3,850	454	(339)
Operating profit /(loss) before tax		6,398	1,878	705	3,691	1,341	1,396	163	(2,775)
Profit		3,512	1,386	590	2,699	506	721	127	(2,517)
2018 (1)
Net interest income		17,591	3,698	2,276	5,568	3,135	3,009	175	(269)
Gross income		23,747	5,968	2,989	7,193	3,901	3,701	414	(420)
Operating profit /(loss) before tax		8,446	1,840	920	3,269	1,444	1,288	148	(463)
Profit		5,400	1,400	736	2,367	567	578	96	(343)
2017 (1)
Net interest income		17,758	3,810	2,119	5,476	3,331	3,200	180	(357)
Gross income		25,270	6,162	2,876	7,122	4,115	4,451	468	74
Operating profit /(loss) before tax		6,931	1,189	749	2,960	2,143	1,671	181	(1,962)
Profit		3,514	877	486	2,170	823	847	128	(1,817)

(1) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3).